CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Millions	Common share capital	Contributed surplus	Accumulated deficit	Accumulated other comprehensive income (loss)	Total accumulated deficit and accumulated other comprehensive income (loss)	Total common shareholders' equity	Non-controlling interest	Total
Balance at the beginning of the period at Dec. 31, 2015	$ 14,603.5	$ 239.2	$ (10,922.1)	$ (31.3)			$ 43.9
Shares issued on equity offering	275.7
Transfer from contributed surplus on exercise of restricted shares	12.2
Options exercised, including cash	2.8
Share-based compensation		14.2
Transfer of fair value of exercised options and restricted shares		(15.1)
Net earnings (loss) attributable to common shareholders			(104.0)					$ (104.0)
Other comprehensive income (loss)				70.4				70.4
Net earnings (loss) attributable to non-controlling interest							(5.1)	(5.1)
Balance at the end of the period at Dec. 31, 2016	14,894.2	238.3	(11,026.1)	39.1	$ (10,987.0)	$ 4,145.5	38.8	4,184.3
Transfer from contributed surplus on exercise of restricted shares	7.2
Options exercised, including cash	1.1
Share-based compensation		13.6
Transfer of fair value of exercised options and restricted shares		(11.2)
Net earnings (loss) attributable to common shareholders			445.4					445.4
Other comprehensive income (loss)				(18.0)				(18.0)
Net earnings (loss) attributable to non-controlling interest							(3.2)	(3.2)
Balance at the end of the period at Dec. 31, 2017	$ 14,902.5	$ 240.7	$ (10,580.7)	$ 21.1	$ (10,559.6)	$ 4,583.6	$ 35.6	$ 4,619.2